Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases
18.	Leases

The Group’s leases consist of operating leases and short-term lease for administrative office spaces in different cities of Asia. As of December 31, 2025, the Group had no long-term leases that were classified as a financing lease.

For the years ended December 31, 2023, 2024 and 2025, the lease expense is as:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expense	24,508,899	15,584,430	10,619,493
Short-term lease expense	638,012	112,265	447,281
Total lease expense	25,146,911	15,696,695	11,066,774

Supplemental consolidated balance sheet information related to leases is as follows:

	As of	As of
	December 31,	December 31,
	2024	2025
	RMB	RMB
Operating lease:
Operating leases right-of-use assets	15,816,035	7,900,307
Current portion of lease liabilities	11,457,877	6,702,853
Non-current portion of lease liabilities	4,222,724	1,306,423
Total operating lease liabilities	15,680,601	8,009,276
Weighted-average remaining lease term (in years) – operating leases	1.36	1.21
Weighted-average discount rate – operating leases	4.51%	3.59%

Supplemental cash flow information related to leases are as follows:

	For the	For the
	year ended	year ended
	December 31,	December 31,
	2024	2025
	RMB	RMB
Cash paid for operating leases	13,667,004	10,831,900
Lease liabilities arising from obtaining right-of-use assets	18,512,505	5,784,701

As of December 31, 2025, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB
2026	6,806,601
2027	1,326,031
2028 and thereafter	—
Total undiscounted cash flows	8,132,632
Less: imputed interest	123,356
Total	8,009,276

Lease liabilities due within one year	6,702,853
Lease liabilities due after one year	1,306,423